CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized, including redeemable common stock	125,000,000	125,000,000	125,000,000
Common stock, shares issued	70,125,836	70,121,741	38,855,003
Common stock, shares outstanding	66,889,600	66,885,741	35,643,658
Treasury stock, common shares	3,236,236	3,236,236	3,236,000
Redeemable common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Redeemable common stock, contingently puttable common shares outstanding		0	31,133,333